Debt - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 16, 2021	Sep. 26, 2021	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Long-term Debt, Gross		$ 575,922	$ 575,922	$ 674,986	$ 526,635
Loss on early extinguishment of debt		(1,425)	$ (1,425)
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Maturity			2023-10	2023-10
Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Maturity			2025-10	2025-10
First Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount		600,000	$ 600,000	$ 600,000
Long-term Debt, Gross		539,202	539,202	541,969	376,200
Principal payment			1,382	1,382
Total outstanding letters of credit				1,200	1,200
First Lien Note [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount		550,000	550,000	550,000
Second Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount		145,000	145,000	145,000
Long-term Debt, Gross		45,000	45,000	145,000	145,000
Repayment of outstanding principal	$ 100,000
Loss on early extinguishment of debt	$ 1,425
Second Lien Note [Member] | Sentinel Capital Partners Junior Fund I [Member]
Line of Credit Facility [Line Items]
Amount outstanding, related party		$ 6,207	$ 6,207	$ 20,000	$ 20,000
LIBOR [Member] | First Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		5.10%	5.10%	5.20%	6.90%
LIBOR [Member] | First Lien Note [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowings		$ 50,000	$ 50,000	$ 50,000
LIBOR [Member] | Second Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		8.50%	8.50%	8.70%	10.40%
Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage					8.00%
Long-term Debt, Gross				$ 0